Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income / (loss)	$ 39,838	$ (57,364)	$ (74,266)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	43,912	35,455	37,981
Vessels impairment	0	71,834	87,624
Amortization of deferred financing costs	3,108	4,629	7,772
Amortization of original issue discount/premium on repurchase of notes	1,140	1,207	11,570
Amortization of intangible assets/liabilities - charter agreements	1,933	(1,305)	(1,807)
Share based compensation	1,717	50	272
Changes in operating assets and liabilities:
(Increase)/ decrease in accounts receivable and other assets	(1,393)	5,019	(441)
Decrease/ (increase) in inventories	174	(2,250)	(188)
Increase/ (decrease) in accounts payable and other liabilities	2,284	(9,117)	(3,030)
(Decrease)/ increase in related parties' balances, net	(6,251)	(625)	1,138
Increase in deferred revenue	6,869	214	238
Unrealized foreign exchange loss/(gain)	50	(5)	2
Net cash provided by operating activities	93,381	47,742	66,865
Cash flows from investing activities:
Acquisition of vessels	(72,997)	(11,436)	0
Cash paid for vessel expenditures	(9,528)	(239)	(255)
Net proceeds from sale of vessels	0	14,504	0
Advances for vessel acquisitions and other additions	(9,184)	0	0
Cash paid for other assets	0	0	(8)
Cash paid for drydockings	(7,390)	(2,636)	(4,632)
Cash acquired in Poseidon Transaction, net of capitalized expenses	(826)	24,037	0
Net cash (used in)/ provided by investing activities	(99,925)	24,230	(4,895)
Cash flows from financing activities:
Proceeds from issuance of 2024 Notes	39,765	0	0
Proceeds from issuance of 2022 Notes	0	0	356,400
Repurchase of 2022 Notes and other senior notes, including premium	(17,623)	(20,400)	(374,835)
Proceeds from drawdown of credit facilities	327,500	8,125	54,800
Repayment of credit facilities	(63,505)	(37,771)	(63,575)
Repayment of refinanced debt	(262,810)	0	0
Deferred financing costs paid	(7,904)	(2,058)	(12,675)
Proceeds from offering of Class A common shares, net of offering costs	50,710	0	0
Proceeds from offering of Series B preferred shares, net of offering costs	1,056	0	0
Series B Preferred Shares - dividends paid	(3,081)	(3,062)	(3,062)
Net cash provided by/ (used in) financing activities	64,108	(55,166)	(42,947)
Net increase in cash and cash equivalents and restricted cash	57,564	16,806	19,023
Cash and cash equivalents and restricted cash at beginning of the year	90,072	73,266	54,243
Cash and cash equivalents and restricted cash at end of the year	147,636	90,072	73,266
Supplementary Cash Flow Information:
Cash paid for interest	70,630	42,390	43,152
Cash paid for income taxes	0	84	46
Non-cash investing activities:
Unpaid capitalized expenses	0	(826)	0
Unpaid drydocking expenses	3,676	0	0
Unpaid vessels additions	1,641	0	0
Working capital acquired	0	(11,331)	0
Vessels and other intangibles acquired	0	622,925	0
Debt acquired	0	(509,673)	0
Non-cash financing activities:
Issuance of shares		(125,133)
Unpaid offering costs	200	0	0
Common Class A [Member]
Non-cash financing activities:
Issuance of shares	0	(23,564)	0
Series C Preferred Shares [Member]
Non-cash financing activities:
Issuance of shares	$ 0	$ (101,569)	$ 0